GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS
During the six months ended June 30, 2023, the two Suezmax tankers Glorycrown and Everbright, which were trading in the spot market, were sold to an unrelated third party. The Company received net sale proceeds of $84.9 million and recorded a gain of $16.4 million on the disposal.

Also during the six months ended June 30, 2023, the two chemical tankers SFL Weser and SFL Elbe, which were trading in the spot market, were sold to an unrelated third party. The Company received net sale proceeds of $19.4 million and recorded a gain of $30.0 thousand on the disposal. The Company also recorded an impairment loss of $7.4 million prior to the disposal. (See Note 6: Vessels, Rigs and Equipment, Net).

During the six months ended June 30, 2022, the two very large crude carriers (“VLCC”) Front Energy and Front Force, which were accounted for as direct financing leases, were sold to an unrelated third party. A gain of $1.5 million was recorded on the disposal of the vessels. The Company received net sale proceeds of $65.4 million and an additional compensation payment of $4.5 million from Frontline Shipping Limited (“Frontline Shipping”), for the early termination of the corresponding charters. (See Note 17: Related Party Transactions).

Also, during the six months ended June 30, 2022, the 1,700 twenty-foot equivalent unit (“TEU”) container vessel, MSC Alice, which was accounted for as a sales-type lease, was sold and delivered to Mediterranean Shipping Company S.A. and its affiliate Conglomerate Shipping Ltd. (collectively “MSC”) following execution of the applicable purchase obligation in the charter contract. The Company received net sale proceeds including profit share of $13.5 million and recorded a gain of $11.7 million on the disposal.
There were no other vessels or rigs sold during the six months ended June 30, 2023 and June 30, 2022.